INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Incomes Taxes [Abstract]
Summary of Deferred Tax Assets
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	As of	As of
	December 31, 2018	December 31, 2017
Deductible temporary differences
Canada	$8,844	$12,755
Ghana	31,509	44,232
	$40,353	$56,987

Tax losses
Canada	$50,718	$48,411
U.S.	175	311
Ghana	287,545	257,771
	$338,438	$306,493

Total unrecognized deferred tax assets
Canada	$59,562	$61,166
U.S.	175	311
Ghana	319,054	302,003
	$378,791	$363,480
Our net deferred tax assets at December 31, 2018 and 2017 include the following components:

	As of	As of
	December 31, 2018	December 31, 2017
Deferred tax assets
Tax losses carried forward	$10,322	$17,773
Deductible temporary differences relating to provisions	5,995	4,821
Deferred tax liabilities
Mine property costs	15,723	9,650
Net deferred tax assets	$594	$12,944

Income Tax Recovery
The income tax expense/(recovery) includes the following components:

	For the years ended December 31,
	2018	2017
Current tax recovery
Current tax on net earnings	$12,350	$—
Deferred tax recovery
Recovery of previously unrecognized deferred tax assets	—	(12,944)
Income tax expense/(recovery)	$12,350	$(12,944)

Schedule of Expected Income Tax on Net Loss
A reconciliation of expected income tax on net (loss)/income before minority interest at statutory rates with the actual income tax expense/(recovery) is as follows:

	For the years ended December 31,
	2018	2017
Net (loss)/income before tax	$(11,721)	$28,015
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$(3,106)	$7,424

Foreign tax rates	(15,562)	(10,629)
Other	132	74
Non taxable/deductible items	(676)	(20)
Change in unrecognized deferred tax assets due to exchange rates	3,427	(1,180)
Change in unrecognized deferred tax assets	28,135	(8,613)
Deferred income tax expense/(recovery)	$12,350	$(12,944)

Schedule Of Tax Pool And Loss Carryover Expiration
 At December 31, 2018, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2019	$—	$33,488	$—
2020	—	109,841	—
2021	—	12,822
2026	8,115		—
2027	12,306	117,889	—
2028	11,106	—	—
2029	16,841	—	—
2030	15,052	—	—
2031	28,240	—	—
2032	13,670	—	—
2033	5,884	—	347
2034	—	—	364
2035	8,049	—	1
2036	13,123	—	120
2037	14,827
Indefinite	37,867	577,012	—
Total	$185,080	$851,052	$832